                         SUPPLEMENT DATED JUNE 8, 1998
                        TO PROSPECTUS DATED MAY 11, 1998

                           NATIONWIDE FAMILY OF FUNDS

The information under the heading "SUMMARY OF FUND EXPENSES -- ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus pertaining to Class A Shares is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES***
(as a percentage of net assets)

                                MID                           TAX-FREE   LONG-TERM    INTERMEDIATE   MONEY
                                CAP    GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET
                                ---    ------   ----   ----   --------   ----------   ------------   ------
Management Fees...............   .60%    .58%   .57%   .50%     .50%         .50%          .50%        .40%
12b-1 Fees....................   .25%    .25%   .25%   .25%     .25%         .25%          .25%       None
Other Expenses(1).............   .40%    .20%   .15%   .29%     .19%         .29%          .29%        .20%
                                ----    ----    ---    ----     ---         ----          ----        ----
Total Fund Operating
  Expenses....................  1.25%   1.03%   .97%   1.04%    .94%        1.04%         1.04%        .60%

(1) NAS, the Funds' adviser, has agreed to reimburse Other Expenses in the Mid Cap, Long-Term U.S. Gov't, and Intermediate U.S. Gov't Funds in order to limit Total Operating Expenses in these Funds to 1.25%, 1.04% and 1.04%, respectively, until further written notice.

Example:
The following example illustrates the expenses you would pay on a $1,000 investment over the indicated time periods assuming: (1) a 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum applicable sales charge if any.

                               MID                          TAX-FREE   LONG-TERM    INTERMEDIATE    MONEY
                               CAP   GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET+
                               ---   ------   ----   ----   --------   ----------   ------------   -------
1 Year.......................  $67    $65     $64    $55      $54         $55           $55          $ 6
3 Years......................  $92    $86     $84    $77      $74         $77           $77          $19

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

*** For a more detailed explanation of these expenses, see "Management of the Trust".

  + For 5 and 10 year examples for the Money Market Fund, see page 6.

The information under the heading "SUMMARY OF FUND EXPENSES -- ANNUAL FUND OPERATING EXPENSES" on page 5 of the Prospectus pertaining to Class B Shares is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES****
(as a percentage of net assets)

                                 MID                           TAX-FREE   LONG-TERM    INTERMEDIATE   MONEY
                                 CAP    GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET
                                 ---    ------   ----   ----   --------   ----------   ------------   ------
Management Fees................   .60%    .58%   .57%   .50%      .50%        .50%          .50%        .40%
12b-1 Fees.....................  1.00%   1.00%   1.00%  .85%      .85%        .85%          .85%       None
Other Expenses(1)..............   .40%    .20%   .15%   .29%      .19%        .29%          .29%        .20%
                                 ----    ----    ----   ----     ----        ----          ----        ----
Total Fund Operating
  Expenses.....................  2.00%   1.78%   1.72%  1.64%    1.54%       1.64%         1.64%        .60%

(1) NAS, the Funds' adviser, has agreed to reimburse Other Expenses in the Mid Cap, Long-Term U.S. Gov't, and Intermediate U.S. Gov't Funds in order to limit Total Operating Expenses in these Funds to 2.00%, 1.64% and 1.64%, respectively, until further written notice.

Example:
The following example illustrates the expenses you would pay on a $1,000 investment over the indicated time periods assuming: (1) a 5% annual return, (2) redemption at the end of each time period, and (3) payment of the applicable CDSC on redemption.

                               MID                          TAX-FREE   LONG-TERM    INTERMEDIATE    MONEY
                               CAP   GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET+
                               ---   ------   ----   ----   --------   ----------   ------------   -------
1 Year.......................  $70    $68     $67    $67      $66         $67           $67          $ 6
3 Years......................  $93    $86     $84    $82      $79         $82           $82          $19

You would pay the following expenses on the same investment assuming no redemption at the end of each time period.

                               MID                          TAX-FREE   LONG-TERM    INTERMEDIATE    MONEY
                               CAP   GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET+
                               ---   ------   ----   ----   --------   ----------   ------------   -------
1 Year.......................  $20    $18     $17    $17      $16         $17           $17          $ 6
3 Years......................  $63    $56     $54    $52      $49         $52           $52          $19

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

+ For 5 and 10 year examples for the Money Market Fund, see page 6.

The information under the heading "SUMMARY OF FUND EXPENSES -- ANNUAL FUND OPERATING EXPENSES" on page 6 of the Prospectus pertaining to Class D Shares is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES***
(as a percentage of net assets)

                               MID                           TAX-FREE   LONG-TERM    INTERMEDIATE   MONEY
                               CAP    GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET
                               ---    ------   ----   ----   --------   ----------   ------------   ------
Management Fees..............   .60%    .58%     57%   .50%     .50%        .50%          .50%        .40%
12b-1 Fees...................  None    None    None   None     None        None          None        None
Other Expenses(1)............   .40%    .20%    .15%   .29%     .19%        .29%          .29%        .20%
                               ----    ----    ----   ----     ----        ----          ----        ----
Total Fund Operating
  Expenses...................  1.00%    .78%    .72%   .79%     .69%        .79%          .79%        .60%

(1) NAS, the Funds' adviser, has agreed to reimburse Other Expenses in the Mid Cap, Long-Term U.S. Gov't, and Intermediate U.S. Gov't Funds in order to limit Total Operating Expenses in these Funds to 1.00%, .79% and .79%, respectively, until further written notice.

Example:
The following example illustrates the expenses you would pay on a $1,000 investment over the indicated time periods assuming: (1) a 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum applicable sales charge if any.

                             MID                           TAX-FREE   LONG-TERM    INTERMEDIATE   MONEY
                             CAP    GROWTH   FUND   BOND    INCOME    U.S. GOV'T    U.S. GOV'T    MARKET
                             ---    ------   ----   ----   --------   ----------   ------------   ------
1 Year.....................  $ 55    $ 53    $ 52   $ 53     $ 52        $ 53          $ 53        $ 6
3 Years....................  $ 75    $ 69    $ 67   $ 69     $ 66        $ 69          $ 69        $19
5 Years....................  $ 98    $ 86    $ 83   $ 87     $ 82        $ 87          $ 87        $33
10 Years...................  $162    $137    $130   $138     $128        $138          $138        $75

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

*** For a more detailed explanation of these expenses, see "Management of the Trust".

                    THIS SUPPLEMENT SHOULD BE RETAINED WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                        3